JPMorgan Trust I

522 Fifth Avenue

New York, New York 10036

May 10, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of:

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2010 Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2040 Fund

(collectively, the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 36 (Amendment No. 37 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on May 3, 2006.

JPMorgan Trust I Registrant

/s/ Jessica K. Ditullio
Jessica K. Ditullio Assistant Secretary